Form 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24F-2
December 31, 1996

1.  Name and address of issuer:
       Paragon Life Insurance Company
       100 South Brentwood
       St. Louis, MO  63105

2. Name of each series or class of funds for which this notice is filed:
       American Variable Insurance Series - Cash Management Fund American Variable Insurance Series - High Yield Bond Fund American Variable Insurance Series - Growth-Income Fund American Variable Insurance Series - Growth Fund
       American Variable Insurance Series - US Govt/AAA Rated Fund American Variable Insurance Series - Asset Allocation Fund American Variable Insurance Series - International Fund

3.  Investment Company Act File Number:
       811-5382
     Securities Act File Number
       33-27242
4.  Last day of fiscal year for which this notice is filed:
       12/31/96

5. Is notice being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
       N/A

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):
       N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior year, but which remained unsold at the beginning of the fiscal year:
       0 units - $0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
       0 units - $0

9. Number and aggregate sale price of securities sold during the fiscal year:
       293274 units - $7601377

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
       293274 units - $7601377

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
       0 units - $0

12.  Calculation of registration fees:
       (i) Aggregate sale price of securities sold during fiscal year in reliance on rule 24f-2 (from Item 10):
              $11503145
      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
              $0
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
              $3901768
      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
              $0
       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
(ii), less line (iii), plus line (iv)] (if applicable):
              $7601377
      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
Instruction C.6):
              .00034482758
     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
              $2621.16
13.  Date of wire transfer of filing fees to the Commission
Depository: 2/27/97